Related Party Transactions (Details Narrative) (10-K) - USD ($)					1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Aug. 13, 2020	May 31, 2020	Apr. 19, 2020	Dec. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Interest expense						$ 98,100	$ 71,600	$ 382,900	$ 358,300
Debt instrument face amount	$ 10,092,500				$ 9,647,700	9,667,000		10,092,500	9,647,700
Due to related party					8,100				8,100
Land and related mining bond					495,500				495,500
Amount received in exchage for transfer					0
Distributions to owner					495,500				349,400
Payment to acquire property						149,100	5,200	408,000	402,800
Curb Funding, LLC [Member]
Debt instrument term		1 year
Debt instrument interest rate percentage		12.00%
Debt discounts	0					0		1,100
Outstanding loan balances	51,800					0		51,800
Debt instrument face amount	$ 3,500				0	0		3,500	0
Olympic Views, LLC [Member]
Payment to acquire property						$ 3,430,000		$ 3,430,000
SGRE, LLC [Member]
Ownership percentage	100.00%					100.00%		100.00%
Percentage of commision payable	25.00%					25.00%		25.00%
Commission expense						$ 15,000	0	$ 136,500	0
Due to related party	$ 0				8,100			0	8,100
Richard Schmidktke [Member]
Fees payable						$ 0		500	13,500
Accounting expenses							22,300	$ 51,000	26,300
Construction Loans [Member]
Debt instrument term						1 year		1 year
Construction Loans [Member] | Minimum [Member]
Debt instrument interest rate percentage	8.00%					8.00%		8.00%
Construction Loans [Member] | Maximum [Member]
Debt instrument interest rate percentage	40.00%					40.00%		40.00%
Construction Loans [Member] | Sound Capital Loans Inc [Member]
Debt instrument term								1 year
Loan origination fees								$ 418,300	771,700
Debt discounts								202,500	402,300
Prepaid interest	$ 726,500				705,700			726,500	705,700
Prepaid interest reserve	466,600				451,500			466,600	451,500
Outstanding loan balances	$ 6,438,100				14,935,000			6,438,100	14,935,000
Interest expense								$ 3,000	0
Construction Loans [Member] | Sound Capital Loans Inc [Member] | Minimum [Member]
Debt instrument interest rate percentage	7.99%							7.99%
Construction Loans [Member] | Sound Capital Loans Inc [Member] | Maximum [Member]
Debt instrument interest rate percentage	12.00%							12.00%
Construction Loans [Member] | Olympic Views, LLC [Member]
Debt instrument interest rate percentage				12.00%
Outstanding loan balances	$ 0				$ 442,000	$ 0		$ 0	442,000
Interest expense						$ 0	$ 13,000	$ 17,400	$ 37,600
Ownership percentage				50.00%
Debt instrument face amount				$ 442,000
Debt instrument maturity date				Apr. 19, 2020
Accrued interest			$ 55,000
Share issued price per share			$ 6.00
Stock issued during period shares			82,826